Schedule I (Condensed Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions
Net sales	$ 737,521	$ 714,167	$ 833,165	$ 793,484	$ 721,718	$ 722,764	$ 870,351	$ 824,463	$ 3,078,337		$ 3,139,296		$ 3,227,432
Cost of sales	666,884	643,578	727,607	704,971	649,509	641,702	717,262	689,558	2,743,040		2,698,031		2,770,431
Selling, general and administrative1									(275,895)		(301,465)		(315,749)
Equity in (losses) earnings of investees									(33,433)		(6,314)		(2,925)
Operating income (loss)	(204,893)	(66,104)	17,597	(434)	(11,911)	(10,395)	13,846	42,200	(253,834)		33,740		107,660
Interest expense									(45,299)		(51,586)		(57,058)
Other income (expense), net									(1,793)		(11,722)		2,889
Income (loss) from continuing operations before income taxes									(297,795)		(25,364)		59,023
Income tax benefit									(105,239)		82,200		1,600
Net income (loss)	(332,629)	(66,754)	5,508	(11,142)	(16,315)	(28,826)	77,775	24,202	(405,017)		56,836		57,355
Change in fair value of available-for-sale investment									1,222		(224)		(126)
Other comprehensive income (loss) of investments in and accounts with subsidiaries									(33,437)		(8,526)		17,425
Comprehensive income (loss)									(437,232)		48,086		74,654
Parent Company
Condensed Financial Statements, Captions
Net sales									0		0		0
Cost of sales									521		0		0
Selling, general and administrative1									(52,400)	[1]	(47,529)	[1]	(53,363)	[1]
Equity in (losses) earnings of investees									(220,010)		(63,937)		163,413
Operating income (loss)									(272,931)		(111,466)		110,050
Interest expense									(27,167)		(39,702)		(43,010)
Interest expense to subsidiary									0		(8,917)		(11,030)
Dividend income from subsidiary									0		144,136		0
Other income (expense), net									320		(9,415)		(255)
Income (loss) from continuing operations before income taxes									(299,778)		(25,364)		55,755
Income tax benefit									(105,239)		82,200		1,600
Net income (loss)									$ (405,017)		$ 56,836		$ 57,355

[1]	Reclassifications were made for comparative purposes.